SCHEDULE OF LIST OF RELATED PARTIES (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	COO of the Company/15.00% of votes of the Company	COO of the Company/15.00% of votes of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company/72.44% of votes of the Company	CEO of the Company/72.44% of votes of the Company